INVENTORIES (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory written down	$ 318	$ 646	$ 156